UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Compliance Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams     Cincinnati, OH     January 29, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $314,836 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103      236     2750          Sole                     2750        0        0
AMERICAN EXPRESS CO            COM              025816109    15150   249705          Sole                   249705        0        0
AMERICAN INTL GROUP INC        COM              026874107      382     5324          Sole                     5324        0        0
BANK OF AMERICA CORPORATION    COM              060505104     9480   177561          Sole                   177561        0        0
BEAR STEARNS COS INC           COM              073902108     2868    17618          Sole                    17618        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2750       25          Sole                       25        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    20816     5678          Sole                     5678        0        0
CANADIAN NAT RES LTD           COM              136385101     8991   168900          Sole                   168900        0        0
Canadian Oil Sands Tr New Unit Foreign Equity   13642L100    17170   613615          Sole                   613615        0        0
CINCINNATI FINL CORP           COM              172062101      362     7992          Sole                     7992        0        0
COCA COLA CO                   COM              191216100      453     9381          Sole                     9381        0        0
COMCAST CORP NEW               CL A             20030N101      509    12027          Sole                    12027        0        0
COMCAST CORP NEW               CL A SPL         20030N200    15514   370444          Sole                   370444        0        0
CONOCOPHILLIPS                 COM              20825C104      216     3000          Sole                     3000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     7217   107590          Sole                   107590        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     3318    41832          Sole                    41832        0        0
Dodge & Cox Intl Stck Fund N/L Intl Mutual Fund 256206103     1259    28834          Sole                    28834        0        0
ENCANA CORP                    COM              292505104     1280    27856          Sole                    27856        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      635    14550          Sole                    14550        0        0
EXXON MOBIL CORP               COM              30231G102     1615    21074          Sole                    21074        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    16013   235829          Sole                   235829        0        0
FIFTH THIRD BANCORP            COM              316773100      293     7169          Sole                     7169        0        0
GENERAL ELECTRIC CO            COM              369604103     1525    40972          Sole                    40972        0        0
Hang Lung Pptys Lmtd Spons Adr ADR 		41043M104    10133   808215          Sole                   808215        0        0
Henderson Land Dev Co Ltd Shs  Foreign Equity   Y31476107     4474   799890          Sole                   799890        0        0
Henderson Ld Dev Ltd Spons Adr ADR		425166303      254    45330          Sole                    45330        0        0
HERSHEY CO                     COM              427866108      598    12000          Sole                    12000        0        0
HOME DEPOT INC                 COM              437076102     9308   231764          Sole                   231764        0        0
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     1560    63395          Sole                    63395        0        0
IMS HEALTH INC                 COM              449934108     8568   311790          Sole                   311790        0        0
INTEL CORP                     COM              458140100     6032   297892          Sole                   297892        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      350     3601          Sole                     3601        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      214     2589          Sole                     2589        0        0
JOHNSON & JOHNSON              COM              478160104      476     7203          Sole                     7203        0        0
Julius Baer Intl Eq Fund Clas  Intl Mutual Fund 481370104      562    13301          Sole                    13301        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    12609   171618          Sole                   171618        0        0
LEGG MASON INC                 COM              524901105    12929   136028          Sole                   136028        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     7755  1384885          Sole                  1384885        0        0
LIBERTY GLOBAL INC             COM SER C        530555309      227     8108          Sole                     8108        0        0
Longleaf Partners Intl Fnd N/L Intl Mutual Fund 543069405     9561   505583          Sole                   505583        0        0
MERCK & CO INC                 COM              589331107      922    21153          Sole                    21153        0        0
NTT DOCOMO INC                 SPONS ADR        62942M201     7286   459100          Sole                   459100        0        0
PENN WEST ENERGY TR            TR UNIT          707885109     1266    41414          Sole                    41414        0        0
PEPSICO INC                    COM              713448108      553     8840          Sole                     8840        0        0
PETROCHINA CO LTD              SPONSORED ADR    71646E100     9122    64795          Sole                    64795        0        0
PROCTER & GAMBLE CO            COM              742718109     1908    29690          Sole                    29690        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      425     6000          Sole                     6000        0        0
SCHLUMBERGER LTD               COM              806857108      758    12000          Sole                    12000        0        0
SPRINT NEXTEL CORP             COM FON          852061100     4644   245865          Sole                   245865        0        0
STRYKER CORP                   COM              863667101     4581    83120          Sole                    83120        0        0
Third Ave Intl Value Fund N/L  Intl Mutual Fund 884116500     6687   304794          Sole                   304794        0        0
TIME WARNER INC                COM              887317105     9706   445625          Sole                   445625        0        0
TYCO INTL LTD NEW              COM              902124106     8232   270785          Sole                   270785        0        0
U S G CORP                     COM NEW          903293405     5178    94480          Sole                    94480        0        0
Vanguard Hlth Care Fnd Admrl   Eq Mutual Fund 	921908885     1118    18193          Sole                    18193        0        0
Vanguard Hlth Care Fnd Invstr  Eq Mutual Fund 	921908307     3951    27134          Sole                    27134        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      820     5846          Sole                     5846        0        0
Vanguard Ttl Intl Stck Index F Intl Mutual Fund 921909602      616    34841          Sole                    34841        0        0
WAL MART STORES INC            COM              931142103     6639   143755          Sole                   143755        0        0
WALGREEN CO                    COM              931422109     4143    90280          Sole                    90280        0        0
WASHINGTON FED INC             COM              938824109     2123    90210          Sole                    90210        0        0
WELLPOINT INC                  COM              94973V107    12348   156920          Sole                   156920        0        0
WELLS FARGO & CO NEW           COM              949746101     7153   201152          Sole                   201152        0        0
WYETH                          COM              983024100      995    19540          Sole                    19540        0        0